Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Other Non-current Assets

	€ million	€ million
	2019	2018
		Restated (a)
Interest in net assets of joint ventures	35	14
Interest in net assets of associates	37	40
Long-term trade and other receivables (b)	380	307
Fair value of biological assets	17	18
Other non-current assets (c)	184	151

	653	530

(a)
Restated following adoption of IFRS 16. Operating lease prepayments for land that were previously reported within other non-current assets, have now been included within leased assets. See note1 and note 24 for further details.

(b)	Mainly relates to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(c)	Mainly relates to tax assets.

Movements in Interest in Joint Ventures and Associates

	€ million	€ million
Movements during 2019 and 2018	2019	2018
Joint ventures (a)
1 January	14	32
Additions	—	5
Dividends received/reductions (b)	(158)	(216)
Share of net profit/(loss)	179	190
Currency retranslation	—	3

31 December	35	14

Associates (c)
1 January	40	44
Additions	1	3
Dividend received/reductions	—	—
Share of net profit/(loss)	(3)	(5)
Currency retranslation	(1)	(2)

31 December	37	40

(a)	Our principal joint ventures are Unilever FIMA LDA for Portugal, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International for the rest of the world.
(b)	2018 includes a capital reduction in joint venture of Unilever FIMA LDA of € 64 million.
(c)	Associates as at 31 December 201 9 primarily comprise our investments in Langholm Capital Partners.